Contract liabilities and other advances - Movement (Details) £ in Thousands, $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2024 GBP (£)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period			£ 92,472	£ 97,982
Additions			11,422	24,796
Recognised in the income statement			(15,018)	(23,198)
Transferred to other creditors				(7,106)
Foreign exchange			(2)	(2)
Contract liabilities and other advances, end of period	£ 88,874		88,874	92,472
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period			1,971	959
Additions			0	2,141
Recognised in the income statement			(379)	(1,127)
Transferred to other creditors				0
Foreign exchange			(2)	(2)
Contract liabilities and other advances, end of period	1,590		1,590	1,971
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period			90,501	87,884
Additions	11,422	$ 15	11,422	22,655
Recognised in the income statement			(14,639)	(20,038)
Transferred to other creditors				0
Foreign exchange			0	0
Contract liabilities and other advances, end of period	£ 87,284		87,284	90,501
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period			£ 0	9,139
Additions				0
Recognised in the income statement				(2,033)
Transferred to other creditors				(7,106)
Foreign exchange				0
Contract liabilities and other advances, end of period				£ 0